UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

550 E. Swedesford Road

Suite 120

Wayne, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

550 E. Swedesford Road

Suite 120

Wayne, PA 19087

 (Name and address of agent for service)

With Copy To:

Josh Deringer, Esq.

Drinker Biddle

One Logan Square, Ste 2000

Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

		Schedule of Investments
		December 31, 2014 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Auto Parts
445,549	Dorman Products, Inc. *	21,506,650
Consumer Services, Misc.
356,950	Stamps.com, Inc. *	17,130,031
Educational Services
291,800	Grand Canyon Education, Inc. *	13,615,388
768,260	Healthstream, Inc. *	22,648,305
Educational Services Total		36,263,693
Specialty Retail
170,700	Hibbett Sports, Inc. *	8,267,001

Consumer Discretionary Sector Total		83,167,375	11.97%

Energy
Oil: Crude Producers
252,200	Contango Oil & Gas, Inc. *	7,374,328
567,806	Matador Resources Co. *	11,486,715
Oil: Crude Producers Total		18,861,043
Oil Well Equipment & Services
920,000	Profire Energy, Inc. *	2,097,600

Energy Sector Total		20,958,643	3.02%

Financial Services
Asset Management & Custodian
247,600	Westwood Holdings Group, Inc.	15,306,632
Financial Data & Systems
484,800	Advent Software, Inc.	14,854,272
84,950	Morningstar, Inc.	5,497,114
Financial Data & Systems Total		20,351,386

Financial Services Sector Total		35,658,018	5.13%

Healthcare
Healthcare Management Services
236,000	Healthcare Services Group, Inc.	7,299,480
711,700	Omnicell, Inc. *	23,571,504
430,000	National Research Corp. Class-A	6,015,700
202,197	National Research Corp. Class-B	7,244,718
Healthcare Management Services Total		44,131,402
Healthcare Services
232,800	Medidata Solutions, Inc. *	11,116,200
Medical Equipment
115,050	Abaxis, Inc.	6,538,292
Medical and Dental Instruments & Supplies
261,400	Align Technology, Inc. *	14,614,874
488,725	Cantel Medical Corp.	21,142,244
540,450	Neogen Corp. *	26,800,915
74,600	TECHNE Corp.	6,893,040
161,898	Vascular Solutions, Inc. *	4,397,150
Medical and Dental Instruments & Supplies Total		73,848,223
Bio-Technology Research & Production
155,850	Ligand Pharmaceuticals, Inc. *	8,292,778
549,900	Repligen Corp. *	10,888,020
Bio-Technology		19,180,798

Healthcare Sector Total		154,814,915	22.28%

Materials & Processing
Building Materials
1,005,300	AAON, Inc.	22,508,667
Building Materials
461,200	Simpson Manufacturing Co., Inc.	15,957,520
Chemicals: Specialty
275,250	Balchem Corp. Class-B	18,342,660

Materials & Processing Sector Total		56,808,847	8.17%

Producer Durables
Back Office Support HR & Consulting
332,700	Advisory Board Co. *	16,295,646
90,150	Costar Group, Inc. *	16,554,245
Back Office Support HR &Consulting Total		32,849,891
Commercial Services
336,200	Rollins, Inc.	11,128,220
Diversified Manufacturing Operations
725,625	Raven Industries, Inc.	18,140,625
Machinery: Industrial
273,300	Proto Labs, Inc. *	18,354,828
Scientific Instruments & Services
246,075	Faro Technologies, Inc. *	15,423,981
Scientific Instruments: Control & Filter
548,850	Sun Hydraulics Corp.	21,613,713
Scientific Instruments: Gauges & Meters
171,860	Mesa Laboratories, Inc.	13,286,497

Producer Durables Sector Total		130,797,755	18.82%

Technology
Computer Services Software & Systems
889,825	ACI Worldwide, Inc. *	17,947,770
390,300	Blackbaud, Inc.	16,884,378
693,000	Bottomline Technologies, Inc. *	17,519,040
585,000	EXA Corp. *	6,891,300
548,600	Fleetmatics Group PLC *	19,469,814
782,600	NIC, Inc.	14,078,974
615,200	Pros Holdings, Inc. *	16,905,696
629,025	SciQuest, Inc. *	9,089,411
319,400	SPS Commerce, Inc. *	18,087,622
197,025	Tyler Technologies, Inc. *	21,562,416
Computer Services Software & Systems Total		158,436,421
Electronic Components
165,899	Acacia Research Corp.	2,810,329
128,500	NVE Corp. *	9,096,515
Electronic Components Total		11,906,844
Computer Technology
91,800	Stratasys, Inc. *	7,629,498

Technology Sector Total		177,972,763	25.61%

TOTAL COMMON STOCKS
	(Cost $480,229,242)	660,178,316	95.00%

SHORT-TERM INVESTMENTS
30,412,083	UMB Bank Money Market Fiduciary (Cost $30,412,083) 0.01% **	30,412,083	4.38%

TOTAL INVESTMENTS
	(Cost $510,641,325)	690,590,399	99.37%

	Other Assets Less Liabilities	4,363,305	0.63%

	TOTAL NET ASSETS	$694,953,704	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $510,641,325 amounted to $179,949,074 which consisted of aggregate gross unrealized appreciation of $204,169,124 and aggregate gross unrealized depreciation of $24,220,050.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2014 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$660,178,316	$0	$0	$660,178,316
Cash Equivalents	$30,412,083	$0	$0	$30,412,083
Total	$690,590,399	$0	$0	$690,590,399

CONESTOGA SMID CAP FUND

		Schedule of Investments
		December 31, 2014 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Auto Parts
9,700	Dorman Products, Inc. *	468,219
5,600	Gentex Corp.	202,328
Auto Parts Total		670,547
Educational Services
11,135	Grand Canyon Education, Inc. *	519,559
13,855	Healthstream, Inc. *	408,446
Educational Services Total		928,005
Recreational Vehicles & Boats
3,010	Polaris Industries, Inc.	455,232
Specialty Retail
3,410	Hibbett Sports, Inc. *	165,146

Consumer Discretionary Sector Total		2,218,930	12.56%

Energy
Oil: Crude Producers
4,150	SM Energy Co.	160,107
Oil Well Equipment & Services
2,780	Core Laboratories NV	334,545
4,150	Oceaneering International, Inc.	244,062
Oil Well Equipment & Services Total		578,607

Energy Sector Total		738,714	4.18%

Financial Services
Financial Data & Systems
11,050	Advent Software, Inc.	338,572
1,620	Morningstar, Inc.	104,830
Financial Information Services Total		443,402
Insurance: Multi-Line
780	Markel Corp. *	532,615

Financial Services Sector Total		976,017	5.52%

Healthcare
Bio-Technology
2,700	Ligand Pharmaceuticals, Inc. *	143,667
Healthcare Management Services
14,000	Omnicell, Inc. *	463,680
Healthcare Services
5,485	Medidata Solutions, Inc. *	261,909
Medical Equipment
4,175	Abaxis, Inc.	237,265
Medical and Dental Instruments and Supplies
5,630	Align Technology, Inc. *	314,773
7,000	Neogen Corp. *	347,130
3,325	TECHNE Corp.	307,230
Medical and Dental Instruments and Supplies Total		969,133

Healthcare Sector Total		2,075,654	11.75%

Materials & Processing
Building: Climate Control
18,175	AAON, Inc.	406,938
Building Materials
9,770	Simpson Manufacturing Co., Inc.	338,042
Chemicals: Specialty
6,235	Balchem Corp., Class-B	415,500

Materials & Processing Sector Total		1,160,480	6.57%

Producer Durables
Aerospace
6,975	Heico Corp.	330,336
Back Office Support HR & Consulting
11,140	Copart, Inc. *	406,499
9,805	Advisory Board Co. *	480,249
3,325	Costar Group, Inc. *	610,570
4,400	IHS, Inc., Class-A *	501,072
Back Office Support HR & Consulting Total		1,998,390
Commercial Services: Rental & Leasing
6,350	Mobile Mini, Inc.	257,239
Diversified Manufacturing Operations
10,900	Raven Industries, Inc.	272,500
Environmental Maint & Security Service
12,490	Rollins, Inc.	413,419
Machinery: Industrial
6,150	Proto Labs, Inc. *	413,034
Machinery: Specialty
5,400	Graco, Inc.	432,972
Railroad Equipment
3,300	Wabtec Corp.	286,737
Scientific Instruments: Control & Filter
10,905	Donaldson Co., Inc.	421,260
6,485	Sun Hydraulics Corp.	255,379
Scientific Instruments & Services Total		676,639
Scientific Instruments: Gauges & Meters
13,865	Trimble Navigation, Ltd. *	367,977
Scientific Instruments & Services
3,430	Faro Technologies, Inc. *	214,993

Producer Durables Sector Total		5,664,236	32.06%

Technology
Computer Services Software & Systems
17,875	ACI Worldwide, Inc. *	360,539
4,750	Ansys, Inc. *	389,500
9,465	BlackBaud, Inc.	409,456
12,500	Bottomline Technologies, Inc. *	316,000
9,800	Fleetmatics Group PLC *	347,802
14,000	NIC, Inc.	251,860
11,250	Pro Holdings, Inc. *	309,150
9,885	SciQuest, Inc. *	142,838
4,400	SPS Commerce, Inc. *	249,172
4,400	Tyler Technologies, Inc. *	481,536
Computer Services Software & Systems Total		3,257,853
Electronics
3,455	IPG Photonics Corp. *	258,849
Computer Technology
3,685	Stratasys, Inc. *	306,260

Technology Sector Total		3,822,962	21.64%

TOTAL COMMON STOCKS
	(Cost $16,796,831)	16,656,993	94.29%

SHORT-TERM INVESTMENTS
1,034,811	UMB Bank Money Market Fiduciary (Cost $1,034,811) 0.01% **	1,034,811	5.86%

TOTAL INVESTMENTS
	(Cost $17,831,642)	17,691,804	100.14%

	Liabilities in Excess of Other Assets	(25,287)	-0.14%

	TOTAL NET ASSETS	$17,666,517	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Conestoga SMid Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2014 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $17,831,642 amounted to $139,838 which consisted of aggregate gross unrealized appreciation of $276,791 and aggregate gross unrealized depreciation of $416,629.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2014 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$16,656,993	$0	$0	$16,656,993
Cash Equivalents	$1,034,811	$0	$0	$1,034,811
Total	$17,691,804	$0	$0	$17,691,804

INSTITUTIONAL ADVISORS LARGECAP FUND

			Schedule of Investments
		December 31, 2014 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Distributors
24,367	Genuine Parts Co.	2,596,791
Multiline Retail
34,717	Macy's, Inc.	2,282,643
Specialty Retail
31,099	The TJX Co., Inc.	2,132,770
Textiles, Apparel & Luxury Goods
31,150	VF Corp.	2,333,135

	Consumer Discretionary Sector Total	9,345,339	14.45%

Consumer Staples
Beverages
20,649	Pepsico, Inc.	1,952,569
Food Products
19,343	McCormick & Co.	1,437,185
Food & Staples Retailing
20,348	Walgreen Co.	1,550,518
Household Products
29,793	Colgate Palmolive Co.	2,061,378

	Consumer Staples Sector Total	7,001,650	10.83%

Energy
Energy Equipment & Services
18,941	Schlumberger, Ltd.	1,617,751
Oil, Gas & Consumable Fuels
8,641	Chevron Corp.	969,347
20,549	Exxon Mobil Corp.	1,899,755
Oil, Gas & Consumable Fuels Total		2,869,102

	Energy Sector Total	4,486,853	6.94%

Financials
Banks
56,521	US Bancorp.	2,540,619
Consumer Finance
33,812	Discover Financial Services	2,214,348
Insurance
39,590	Marsh & McLennan Companies, Inc.	2,266,132
23,010	Torchmark Corp.	1,246,452
Insurance Total		3,512,584

	Financials Sector Total	8,267,551	12.79%

Health Care
Health Care Equipment & Supplies
18,285	Baxter International, Inc.	1,340,108
29,240	Medtronic, Inc.	2,111,128
Health Care Equipment & Supplies Total		3,451,236
Health Care Providers & Services
17,534	Laboratory Corp of America Holdings *	1,891,919
9,697	McKesson Corp.	2,012,903
Health Care Providers & Services Total		3,904,822
Pharmaceuticals
18,790	Johnson & Johnson	1,964,870

	Health Care Sector Total	9,320,928	14.42%

Industrials
Aerospace & Defense
16,278	Raytheon Co.	1,760,791
14,269	United Technologies Corp.	1,640,935
Aerospace & Defense Total		3,401,726
Air Freight & Logistics
15,123	C.H. Robinson Worldwide, Inc.	1,132,561
Machinery
14,218	Dover Corp.	1,019,715
Road & Rail
17,082	Union Pacific Corp.	2,034,979

	Industrials Sector Total	7,588,981	11.74%

Information Technology
Communications Equipment
70,589	Cisco Systems, Inc.	1,963,433
19,443	Qualcomm, Inc	1,445,198
Communications Equipment Total		3,408,631
Electronic Equipment, Instruments & Components
25,372	TE Connectivity, Ltd.	1,604,779
IT Services
8,240	International Business Machines, Inc.	1,322,026
Semiconductors & Semiconductor Equipment
60,993	Intel Corp.	2,213,436
Software
56,823	Microsoft Corp.	2,639,428
49,236	Oracle Corp.	2,214,143
Software Total		4,853,571
Technology Hardware, Storage & Peripherals
25,322	Apple, Inc.	2,795,042

	Information Technology Sector Total	16,197,485	25.05%

Materials
Containers & Packaging
30,295	Ball Corp.	2,065,210

	Materials Sector Total	2,065,210	3.19%

TOTAL COMMON STOCKS
	(Cost $39,007,668)	64,273,997	99.41%

SHORT-TERM INVESTMENTS
362,131	UMB Bank Money Market Fiduciary 0.01% (Cost $362,131) **	362,131	0.56%

TOTAL INVESTMENTS
	(Cost $39,369,800)	64,636,128	99.97%

	Other Assets Less Liabilities	18,828	0.03%

	TOTAL NET ASSETS	64,654,956	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Institutional Advisors LargeCap Fund
1. SECURITY TRANSACTIONS

At December 31, 2014 the net unrealized appreciation on investments was $39,369,800, which consisted of aggregate gross unrealized appreciation of $25,579,027 and aggregate gross unrealized depreciation of $312,699.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2014 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$64,273,997	$0	$0	$64,273,997
Cash Equivalents	$362,131	$0	$0	$362,131
Total	$64,636,128	$0	$0	$64,636,128

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date: February 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date: February 19, 2015

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date: February 19, 2015

* Print the name and title of each signing officer under his or her signature.